Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the federal income tax rate to the Company's effective income tax rate
Federal income tax rate:	21.00%	21.00%	21.00%
Reconciling items:
Dividends-received deduction	(3.30%)	(1.30%)	(0.80%)
TCJA impacts	0.00%	0.00%	0.50%
Other	(1.60%)	(0.30%)	(0.30%)
Effective income tax rate	16.10%	19.40%	20.40%
Unrecognized tax benefits	$ 2.4	$ 2.4	$ 2.4